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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED AUGUST 31, 2009
                TO PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement describes changes to the charges for and features of certain optional riders that will be effective for Marquis Portfolios(SM) variable annuity contracts issued by MetLife Investors USA Insurance Company. These changes are effective for contracts issued in the state of New Jersey based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after September 14, 2009.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL RIDERS, APPLICATIONS AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON SEPTEMBER 11, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

I.   FEE INCREASE AND CHANGES TO THE GMIB PLUS II RIDER

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on and after September 14, 2009, the following CURRENT charge will apply:

     .    GMIB Plus II: 1.15% of the Income Base.

Please note that the MAXIMUM charge for the GMIB Plus II rider that may apply in the event of an Automatic or Optional Step-Up is not changing.

Additionally, if we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on and after September 14, 2009, the following changes to the GMIB Plus II rider will apply:

     . The GMIB Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

     . Annual Increase Amount: The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

     . Withdrawal adjustments are accumulated at the annual increase rate of 5% per year through the contract anniversary prior to the owner's 91st birthday, and 0% per year thereafter and withdrawal adjustments in a contract year are determined on a dollar for dollar basis if total partial withdrawals in a contract year are 5% or less of the Annual Increase Amount on the previous contract anniversary.

                                                                   SUPP-NJMQ0809

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     .    If you exercise the GMIB Plus II rider, you must elect to receive annuity payments under one of the following fixed annuity payment options:

          1.   Life annuity with 5 years of annuity payments guaranteed; or

          2. Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years.

     . The GMIB payout rates are enhanced to equal or exceed 5.5% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday;
          (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and
          (iii) the annuity option you select is the life annuity with 5 years of annuity payments guaranteed.

     . The GMIB payout rates are enhanced to equal or exceed 5% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the life annuity with 5 years of annuity payments guaranteed.

II.  FEE INCREASE FOR THE LIFETIME WITHDRAWAL GUARANTEE II RIDER

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on and after September 14, 2009, the following CURRENT charges will apply:

     . Lifetime Withdrawal Guarantee II (Single Life version): 1.45% of the Total Guaranteed Withdrawal Amount.

     . Lifetime Withdrawal Guarantee II (Joint Life version): 1.70% of the Total Guaranteed Withdrawal Amount.

In addition, if we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on and after September 14, 2009, the following MAXIMUM guaranteed charges for the Lifetime Withdrawal Guarantee II will apply:

     . Lifetime Withdrawal Guarantee II (Single Life version) Upon Automatic Annual Step-Up (maximum): 1.60% of the Total Guaranteed Withdrawal Amount

     . Lifetime Withdrawal Guarantee II (Joint Life version): 1.80% of the Total Guaranteed Withdrawal Amount.

III. FEE INCREASE AND CHANGES TO THE ENHANCED DEATH BENEFIT RIDER

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on and after September 14, 2009, the following CURRENT charges will apply:

     . Enhanced Death Benefit (issue age 69 or younger): 0.95% of the death benefit base.

     . Enhanced Death Benefit (issue age 70-75): 1.15% of the death benefit base.

     . If the Enhanced Death Benefit rider is elected with the GMIB Plus II rider, the charge for the Enhanced Death Benefit will NOT be reduced.

Please note that the MAXIMUM charge for the Enhanced Death Benefit rider that may apply in the event of an Automatic or Optional Step-Up is not changing.


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Additionally, if we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on and after September 14, 2009, the following changes to the Enhanced Death Benefit rider will apply:

     . Annual Increase Amount: The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

     . Withdrawal adjustments are accumulated at the annual increase rate of 5% per year through the contract anniversary prior to the owner's 91st birthday, and 0% per year thereafter and withdrawal adjustments in a contract year are determined on a dollar for dollar basis if total partial withdrawals in a contract year are 5% or less of the Annual Increase Amount on the previous contract anniversary.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 842-9325
Irvine, CA 92614

Marquis and Marquis Portfolios are service marks of Citigroup or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.


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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED AUGUST 31, 2009
                                       TO
                 PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement describes changes to certain features of the optional Lifetime Withdrawal Guarantee II rider that will be effective for Marquis Portfolios(SM) variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued in the state of Florida based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after September 14, 2009.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON SEPTEMBER 11, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

I.   CHANGES FOR THE LIFETIME WITHDRAWAL GUARANTEE II RIDER

For contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after September 14, 2009, the following changes will apply to the Lifetime Withdrawal Guarantee II rider:

     THE 7.25% COMPOUNDING INCOME AMOUNT IS ELIMINATED. This means the Total Guaranteed Withdrawal Amount can only be increased by additional purchase payments or upon an Automatic Annual Step-Up (provided the Step-Up is not declined).

     The Withdrawal Rate used for calculating the Annual Benefit Payment is:

     . 5% if you take your first withdrawal before the contract year in which the owner (or oldest joint owner or annuitant if the owner is a non-natural person) will attain age 76;

     . 6% if you take your first withdrawal during a contract year in which the owner (or oldest joint owner or annuitant if the owner is a non-natural person) attains or will attain age 76 or older.

     For this purpose, a "contract year" is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.

All references in the prospectus to the 7.25% Compounding Income Amount and the Withdrawal Rates for the Lifetime Withdrawal Guarantee II rider are amended to conform to the changes described in this supplement.

                                                                   SUPP-FLMQ0809

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II.  GUARANTEED WITHDRAWAL BENEFIT EXAMPLES APPENDIX

Add the following Section J to the end of the Guaranteed Withdrawal Benefit Examples Appendix:

     J. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No Withdrawals) - For Contracts Issued On or After September 14, 2009

     Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000 and the contract owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.

     At the first contract anniversary, assume the account value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second contract anniversary, assume the account value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Assume that on the third through the eighth contract anniversaries the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the account value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract owner is now age 76 and did not take any withdrawals before the contract year in which the owner attained age 76, the Automatic Annual Step-Up will also reset the Withdrawal Rate from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 842-9325
Irvine, CA 92614

Marquis and Marquis Portfolios are service marks of Citigroup or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.


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